Carrying amount and classification of assets related to the Corporation's variable interests in non-consolidated VIEs and maximum exposure to loss (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	$ 81,181	$ 102,272
Liabilities	(5,334)	(48)
Net assets	75,847	102,224
Variable Interest Entity Entity Maximum Loss Exposure Amount	75,847	102,224
Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	106,352	104,538
Variable Interest Entity Entity Maximum Loss Exposure Amount	106,352	104,538
Loan | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	45,090	64,711
Acquisition Loan [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	39,775	64,711
Advances Working Capital Line [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	0	0
Advances Advance Facility [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	5,315	0
Accrued Income Receivable [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Net assets	122	0
Other Assets Member | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	35,969	37,561
Other Assets Member | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,106	3,027
Other Advances [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,106	3,027
Equity Method Investments [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	35,969	37,561
Servicing Asset At Fair Value Amount [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	105,246	101,511
Mortgage Servicing Rights [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	105,246	101,511
Deposits Member | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Liabilities	$ (5,334)	$ (48)